Right-of-use assets and lease liabilities - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Right-of-use assets operating lease category [Line Items]
Lease liability, increase	€ 78.1
Increase (decrease) in lease liability through new finance leases	€ 16.9
Operating lease, term of contract	70 years
Properties
Right-of-use assets operating lease category [Line Items]
Finance lease asset	€ 32.0